Notes to the Condensed Financial Information of the Registrant (Details) (USD $)	1 Months Ended	3 Months Ended								12 Months Ended			1 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended					0 Months Ended
	Oct. 31, 2010	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Nov. 24, 2010 Ulticom Inc [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Jan. 31, 2012 Parent Company [Member]	Jan. 31, 2011 Parent Company [Member]	Jan. 31, 2010 Parent Company [Member]	Oct. 12, 2010 Parent Company [Member] Ulticom Inc [Member]	Jan. 31, 2011 Parent Company [Member] Ulticom Inc [Member]	Jan. 31, 2011 Auction Rate Securities [Member] Parent Company [Member]	Jul. 15, 2010 Verint System [Member]	Jan. 14, 2011 Verint System [Member] Parent Company [Member]	Jan. 31, 2012 Verint System [Member] Parent Company [Member]	Jan. 31, 2011 Verint System [Member] Parent Company [Member]	May 25, 2007 Convertible Preferred Stock [Member] Parent Company [Member]	Jan. 14, 2011 Convertible Preferred Stock [Member] Verint System [Member]	Apr. 30, 2009 Ulticom Shareholders [Member]	Dec. 31, 2010 Ulticom Shareholders [Member] Parent Company [Member]	Apr. 30, 2009 Ulticom Shareholders [Member] Parent Company [Member]	Oct. 31, 2012 Subsequent Event [Member]	Jan. 31, 2012 Subsequent Event [Member]	Aug. 02, 2012 Subsequent Event [Member] Starhome Disposition [Member]	Aug. 02, 2012 Subsequent Event [Member] Starhome [Member] Starhome Disposition [Member]	Aug. 02, 2012 Scenario, Forecast [Member] Subsequent Event [Member] Starhome [Member] Starhome Disposition [Member]
Basis of Presentation [Abstract]
Distribution percentage of common shares to CTI's shareholders in spin-off																															100.00%	100.00%
Proceeds from sale of business																			$ 17,200,000														$ 37,200,000	$ 81,300,000
Proceeds held in escrow to cover potential post-closing indemnification claims																																		10,500,000
First portion of proceeds held in escrow to be released																																		5,500,000
Period before release of first portion of proceeds held in escrow																																			18 months
Period before release of remaining portion of proceeds held in escrow																																			24 months
Agreed upon payments to certain Starhome shareholders																																	4,500,000
Period following divestiture of business with no solicitation of employees																																			4 years
Gain on sale of Ulticom, Inc.																0	2,927,000	0		2,927,000
Restricted Cash and Auction Rate Securities [Abstract]
Restricted cash																0					33,400,000
Debt [Abstract]
Convertible debt obligations		2,195,000				2,195,000				2,195,000	2,195,000					2,195,000	2,195,000
Repurchase of convertible debt obligations										0	0	417,282,000				0	0	417,282,000
Commitments and Contingencies [Abstract]
Aggregate amount of agreement to settle shareholder class action and derivative actions															174,400,000
Legal fees and expenses of the plaintiffs	9,400,000														9,400,000
Payments for legal settlements																160,200,000
Issuance of shares under settlement agreement value																82,500,000
Issuance of shares under settlement agreement																12,462,236
Agreement to pay plaintiffs														9,500,000
Recorded settlement amount										4,880,000	(17,500,000)	0				4,900,000
Fine paid under non-prosecution agreement																1,200,000
Amount paid for disgorgement and pre-judgment interest																1,600,000
Sale of Shares of Verint Systems' Common Stock [Abstract]
Shares of common stock in agreement to be registered in a registration statement																						2,800,000
Shares of common stock in secondary public offerring																							2,300,000				2,300,000
Aggregate proceeds net of underwriting discounts and commissions																							76,500,000
Adjustments to additional paid-in capital related to completion of offerring																									52,200,000
Adjustments to accumulated other comprehensive income related to completion of offerring																								2,600,000
Adjustments to noncontrolling interest related to completion of offerring																									4,500,000
Perpetual Preferred Stock of Subsidiary [Abstract]
Aggregate number of shares purchased for cash																										293,000
Aggregate consideration payable for acquisitions																										293,000,000
Ulticom's Special Cash Dividends [Abstract]
Aggregate amount of special cash dividend																												199,600,000	64,100,000	199,600,000
Dividends received													42,400,000																42,400,000	135,300,000
Loss from discontinted operations, net of tax
Equity in losses of discontinued operations, net of tax																	(90,651,000)
Gain on sale of discontinued operation, net of tax																0	2,927,000	0		2,927,000
Loss from discontinued operations, net of tax		$ 3,786,000	$ 46,773,000	$ (24,280,000)	$ (29,763,000)	$ 24,561,000	$ (46,639,000)	$ (14,579,000)	$ (51,067,000)	$ (3,484,000)	$ (87,724,000)	$ (270,408,000)				$ (3,484,000)	$ (87,724,000)	$ (270,408,000)